UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

August 31, 2017

MFS® GROWTH FUND

PORTFOLIO OF INVESTMENTS

8/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 96.8%
Aerospace - 0.6%
Honeywell International, Inc.	702,376	$97,117,529

Alcoholic Beverages - 1.7%
Constellation Brands, Inc., “A”	1,259,680	$252,061,968
Pernod Ricard S.A.	292,470	39,970,020

		$292,031,988
Apparel Manufacturers - 0.9%
NIKE, Inc., “B”	2,914,863	$153,933,915

Biotechnology - 3.5%
Biogen, Inc. (a)	331,998	$105,097,287
Biomarin Pharmaceutical, Inc. (a)	471,375	42,513,311
Celgene Corp. (a)	2,009,601	279,193,867
Regeneron Pharmaceuticals, Inc. (a)	306,501	152,300,347

		$579,104,812
Broadcasting - 1.6%
Netflix, Inc. (a)	1,566,901	$273,753,274

Brokerage & Asset Managers - 2.1%
Blackstone Group LP	647,750	$21,200,858
Charles Schwab Corp.	3,656,067	145,877,073
Intercontinental Exchange, Inc.	2,919,464	188,801,737

		$355,879,668
Business Services - 6.3%
Cognizant Technology Solutions Corp., “A”	2,287,986	$161,920,769
Equifax, Inc.	941,116	134,080,797
Fidelity National Information Services, Inc.	1,715,620	159,415,410
Fiserv, Inc. (a)	2,001,413	247,594,802
FleetCor Technologies, Inc. (a)	567,725	81,621,823
Global Payments, Inc.	1,160,094	110,777,376
PayPal Holdings, Inc. (a)	839,901	51,805,094
Verisk Analytics, Inc., “A” (a)	1,295,916	105,033,992

		$1,052,250,063
Cable TV - 1.7%
Altice USA, Inc. (a)	405,048	$12,358,014
Comcast Corp., “A”	6,770,441	274,947,609

		$287,305,623
Chemicals - 0.6%
Monsanto Co.	908,580	$106,485,576

Computer Software - 10.4%
Adobe Systems, Inc. (a)	3,300,039	$512,034,051
Intuit, Inc.	1,354,907	191,651,595
Microsoft Corp.	9,638,373	720,661,149
PTC, Inc. (a)	421,654	23,612,624
Salesforce.com, Inc. (a)	3,025,441	288,899,361

		$1,736,858,780

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - Systems - 1.9%
Apple, Inc.	1,947,705	$319,423,620

Construction - 2.6%
Sherwin-Williams Co.	706,496	$239,692,898
Vulcan Materials Co.	1,564,794	189,746,920

		$429,439,818
Consumer Products - 1.4%
Colgate-Palmolive Co.	1,943,411	$139,225,964
Estee Lauder Cos., Inc., “A”	953,040	101,965,750

		$241,191,714
Consumer Services - 1.6%
Priceline Group, Inc. (a)	146,297	$270,953,748

Electrical Equipment - 2.1%
AMETEK, Inc.	1,827,416	$115,584,062
Amphenol Corp.	1,660,264	134,381,768
Fortive Corp.	1,435,618	93,272,101

		$343,237,931
Electronics - 3.4%
Analog Devices, Inc.	653,899	$54,711,729
Broadcom Corp.	1,087,537	274,135,452
NVIDIA Corp.	1,447,551	245,273,041

		$574,120,222
Energy - Independent - 0.4%
Concho Resources, Inc. (a)	208,198	$23,103,732
Pioneer Natural Resources Co.	391,621	50,773,663

		$73,877,395
Entertainment - 0.4%
Six Flags Entertainment Corp.	1,093,039	$59,647,138

Food & Beverages - 1.4%
Danone S.A.	780,704	$61,479,087
Mondelez International, Inc.	1,195,476	48,608,054
Monster Beverage Corp. (a)	2,195,894	122,574,803

		$232,661,944
Gaming & Lodging - 0.8%
Marriott International, Inc., “A”	1,307,545	$135,435,511

General Merchandise - 0.5%
Costco Wholesale Corp.	268,539	$42,090,803
Dollar Tree, Inc. (a)	582,662	46,403,202

		$88,494,005
Health Maintenance Organizations - 1.0%
UnitedHealth Group, Inc.	872,812	$173,602,307

Insurance - 1.1%
Aon PLC	1,372,118	$190,943,941

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Internet - 11.9%
Alphabet, Inc., “A” (a)	660,640	$631,069,754
Alphabet, Inc., “C” (a)	459,832	431,933,993
Facebook, Inc., “A” (a)	5,349,778	920,001,323

		$1,983,005,070
Leisure & Toys - 3.7%
Activision Blizzard, Inc.	4,680,364	$306,844,664
Electronic Arts, Inc. (a)	2,510,306	305,002,179

		$611,846,843
Machinery & Tools - 1.6%
Roper Technologies, Inc.	811,018	$187,069,412
Xylem, Inc.	1,391,790	86,388,405

		$273,457,817
Major Banks - 0.9%
Goldman Sachs Group, Inc.	282,428	$63,190,441
Morgan Stanley	1,783,827	81,164,129

		$144,354,570
Medical & Health Technology & Services - 0.2%
McKesson Corp.	183,878	$27,454,824

Medical Equipment - 8.0%
Abbott Laboratories	2,159,981	$110,029,432
C.R. Bard, Inc.	379,529	121,756,699
Cooper Cos., Inc.	81,853	20,531,188
Danaher Corp.	3,268,215	272,634,495
Edwards Lifesciences Corp.	831,824	94,545,116
Medtronic PLC	2,714,873	218,873,061
Stryker Corp.	732,705	103,582,506
Thermo Fisher Scientific, Inc.	2,085,552	390,290,201

		$1,332,242,698
Other Banks & Diversified Financials - 6.7%
Mastercard, Inc., “A”	3,457,057	$460,825,698
Visa, Inc., “A”	6,325,320	654,797,126

		$1,115,622,824
Pharmaceuticals - 2.9%
Allergan PLC	393,319	$90,258,844
Bristol-Myers Squibb Co.	2,011,491	121,654,976
Eli Lilly & Co.	1,303,999	106,002,079
Zoetis, Inc.	2,544,357	159,531,184

		$477,447,083
Railroad & Shipping - 1.7%
Canadian Pacific Railway Ltd.	836,372	$130,139,483
Union Pacific Corp.	1,403,926	147,833,408

		$277,972,891
Restaurants - 2.0%
Aramark	3,880,086	$157,880,699
Starbucks Corp.	3,238,519	177,665,152

		$335,545,851

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Specialty Chemicals - 0.5%
Ecolab, Inc.	447,770	$59,687,741
Univar, Inc. (a)	798,367	22,521,933

		$82,209,674
Specialty Stores - 4.9%
Amazon.com, Inc.	785,491	$770,252,475
Lululemon Athletica, Inc. (a)	324,649	18,683,550
Ross Stores, Inc.	567,832	33,189,780

		$822,125,805
Telecommunications - Wireless - 2.5%
American Tower Corp., REIT	2,881,396	$426,590,678

Tobacco - 1.3%
Philip Morris International, Inc.	1,795,276	$209,921,623
Total Common Stocks		$16,187,548,773

Investment Companies (h) - 3.2%
Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 1.11% (v)	543,362,124	$543,362,124

Other Assets, Less Liabilities - (0.0)%		(5,966,564)
Net Assets - 100.0%		$16,724,944,333

(a)	Non-income producing security.
(h)	An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund’s investments in affiliated issuers and in unaffiliated issuers were $543,362,124 and $16,187,548,773, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

8/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$16,187,548,773	$—	$—	$16,187,548,773
Mutual Funds	543,362,124	—	—	543,362,124
Total	$16,730,910,897	$—	$—	$16,730,910,897

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$10,096,834,380
Gross unrealized appreciation	6,662,126,023
Gross unrealized depreciation	(28,049,506)
Net unrealized appreciation (depreciation)	$6,634,076,517

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Investments in Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Affiliated Issuer		Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio		421,986,585	1,207,859,430	(1,086,483,891)	543,362,124

Affiliated Issuer	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(18,761)	$20,258	$—	$2,649,834	$543,362,124

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST II

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 17, 2017

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 17, 2017

*	Print name and title of each signing officer under his or her signature.